Segment, Geographic and Other Information - Summary of Operating Segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from external customers	₩ 96,567,586	₩ 92,578,265	₩ 87,476,410
Depreciation and amortisation	13,788,791	13,997,355	13,032,263
Interest income	440,386	467,525	429,620
Interest expense	4,339,560	4,665,095	4,451,659
Profit (loss) related to associates, joint ventures and subsidiaries	576,092	882,320	613,026
Employee benefit expense	484,224	427,980	358,730
Loss on abandonment of property, plant and equipment	122,368	195,697	196,697
Increase in provisions, net	3,492,316	1,762,526	1,611,082
Operating profit (loss)	14,011,446	8,461,260	(4,245,016)
Finance income	2,038,143	3,448,177	1,425,031
Finance expense	(5,038,751)	(7,535,228)	(5,347,018)
Profit (loss) before income tax	11,586,930	5,256,529	(7,553,977)
Segment assets	254,927,457	246,807,795
Investments in associates and joint ventures	13,363,788	11,286,094	9,662,588
Acquisition of non-current assets	16,589,059	15,080,353
Segment liabilities	205,604,513	205,444,962
Transmission and distribution
Disclosure of operating segments [line items]
Revenue from external customers	94,674,405	90,825,950	85,082,542
Electric power generation (Nuclear)
Disclosure of operating segments [line items]
Revenue from external customers	15,346,722	13,447,880	10,798,378
Electric power generation (Non-nuclear)
Disclosure of operating segments [line items]
Revenue from external customers	28,710,970	31,563,589	35,159,641
Plant maintenance & engineering service
Disclosure of operating segments [line items]
Revenue from external customers	3,325,786	3,266,873	3,091,022
Others
Disclosure of operating segments [line items]
Revenue from external customers	2,200,702	2,283,458	2,175,972
Total segment revenue
Disclosure of operating segments [line items]
Revenue from external customers	96,567,586	92,578,265	87,476,410
Intersegment revenue
Disclosure of operating segments [line items]
Revenue from external customers	0	0	0
Intersegment revenue | Transmission and distribution
Disclosure of operating segments [line items]
Revenue from external customers	2,323,115	2,217,014	1,728,602
Intersegment revenue | Electric power generation (Nuclear)
Disclosure of operating segments [line items]
Revenue from external customers	14,980,918	13,118,098	10,666,260
Intersegment revenue | Electric power generation (Non-nuclear)
Disclosure of operating segments [line items]
Revenue from external customers	26,182,963	29,186,796	32,253,979
Intersegment revenue | Plant maintenance & engineering service
Disclosure of operating segments [line items]
Revenue from external customers	2,768,349	2,765,640	2,626,190
Intersegment revenue | Others
Disclosure of operating segments [line items]
Revenue from external customers	1,435,654	1,521,937	1,556,114
Equity method adjustment
Disclosure of operating segments [line items]
Segment assets	4,128,975	4,032,207
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Deferred taxes
Disclosure of operating segments [line items]
Segment assets	0	1,557
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	3,295,194	2,152,192
Others
Disclosure of operating segments [line items]
Segment assets	(8,470,463)	(11,650,487)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	(1)	870
Operating segments
Disclosure of operating segments [line items]
Profit (loss) related to associates, joint ventures and subsidiaries	576,092	882,320	613,026
Segment assets	305,836,138	298,314,767
Investments in associates and joint ventures	13,363,788	11,286,094
Acquisition of non-current assets	16,700,748	15,266,334
Segment liabilities	211,415,370	212,111,512
Operating segments | Transmission and distribution
Disclosure of operating segments [line items]
Revenue from external customers	92,351,290	88,608,936	83,353,940
Depreciation and amortisation	4,544,891	4,368,806	4,258,909
Interest income	93,656	86,889	92,380
Interest expense	2,628,600	2,946,080	2,826,916
Profit (loss) related to associates, joint ventures and subsidiaries	364,660	578,973	314,373
Employee benefit expense	169,568	156,144	127,038
Loss on abandonment of property, plant and equipment	114,996	171,134	182,742
Increase in provisions, net	870,173	745,016	419,564
Operating profit (loss)	9,004,357	3,542,715	(6,153,936)
Segment assets	144,616,479	139,472,103
Investments in associates and joint ventures	8,606,616	6,839,513
Acquisition of non-current assets	9,077,814	8,417,992
Segment liabilities	118,045,718	120,083,068
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [line items]
Revenue from external customers	365,804	329,782	132,118
Depreciation and amortisation	4,898,189	5,182,841	4,403,610
Interest income	85,585	72,760	69,209
Interest expense	796,273	786,491	687,743
Profit (loss) related to associates, joint ventures and subsidiaries	(8,974)	(20,548)	(2,639)
Employee benefit expense	77,186	68,273	62,280
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	1,792,756	343,963	585,630
Operating profit (loss)	2,370,899	1,442,490	819,838
Segment assets	76,378,365	72,508,359
Investments in associates and joint ventures	169,728	171,956
Acquisition of non-current assets	2,532,322	2,629,626
Segment liabilities	49,741,461	47,082,862
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [line items]
Revenue from external customers	2,528,007	2,376,793	2,905,662
Depreciation and amortisation	4,119,191	4,252,872	4,180,939
Interest income	43,902	67,835	65,403
Interest expense	667,916	704,678	741,282
Profit (loss) related to associates, joint ventures and subsidiaries	220,330	138,347	301,681
Employee benefit expense	116,590	113,146	109,151
Loss on abandonment of property, plant and equipment	6,247	2,744	13,863
Increase in provisions, net	534,405	511,174	352,058
Operating profit (loss)	2,193,972	2,662,597	929,210
Segment assets	63,352,471	66,834,569
Investments in associates and joint ventures	4,585,612	4,272,928
Acquisition of non-current assets	4,634,208	3,862,287
Segment liabilities	35,395,912	36,363,754
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [line items]
Revenue from external customers	557,437	501,233	464,832
Depreciation and amortisation	171,000	164,749	129,628
Interest income	27,684	26,262	23,638
Interest expense	5,613	7,144	1,270
Profit (loss) related to associates, joint ventures and subsidiaries	76	185,548	(389)
Employee benefit expense	79,687	70,891	52,890
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	265,766	241,073	206,215
Operating profit (loss)	366,355	417,667	355,284
Segment assets	4,363,345	4,522,610
Investments in associates and joint ventures	1,832	1,697
Acquisition of non-current assets	202,142	160,978
Segment liabilities	1,346,629	1,508,112
Operating segments | Others
Disclosure of operating segments [line items]
Revenue from external customers	765,048	761,521	619,858
Depreciation and amortisation	236,282	218,505	204,322
Interest income	249,422	271,709	226,243
Interest expense	327,450	336,718	258,877
Profit (loss) related to associates, joint ventures and subsidiaries	0	0	0
Employee benefit expense	50,244	47,039	48,105
Loss on abandonment of property, plant and equipment	1,125	0	92
Increase in provisions, net	952	2,409	444
Operating profit (loss)	151,733	96,984	89,302
Segment assets	17,125,478	14,977,126
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	254,262	195,451
Segment liabilities	6,885,650	7,073,716
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Segment assets	(46,567,193)	(43,890,249)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(111,689)	(185,981)
Segment liabilities	(9,106,050)	(8,819,612)
Material reconciling items
Disclosure of operating segments [line items]
Revenue from external customers	0	0	0
Depreciation and amortisation	(180,762)	(190,418)	(145,145)
Interest income	(59,863)	(57,930)	(47,253)
Interest expense	(86,292)	(116,016)	(64,429)
Profit (loss) related to associates, joint ventures and subsidiaries	0	0	0
Employee benefit expense	(9,051)	(27,513)	(40,734)
Loss on abandonment of property, plant and equipment	0	21,819	0
Increase in provisions, net	28,264	(81,109)	47,171
Operating profit (loss)	(75,870)	298,807	(284,714)
Segment assets	(50,908,681)	(51,506,972)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(111,689)	(185,981)
Segment liabilities	(5,810,857)	(6,666,550)
Material reconciling items | Total segment revenue
Disclosure of operating segments [line items]
Revenue from external customers	(47,690,999)	(48,809,485)	(48,831,145)
Material reconciling items | Intersegment revenue
Disclosure of operating segments [line items]
Revenue from external customers	₩ (47,690,999)	₩ (48,809,485)	₩ (48,831,145)